Convertible Promissory Notes, Net - Schedule of Derivative Liability (Details)	Sep. 30, 2025 USD ($) shares	Sep. 15, 2025 USD ($) shares	Jul. 17, 2025 USD ($) shares	Jun. 16, 2025 USD ($) shares	Jun. 05, 2025 USD ($) shares	Dec. 31, 2024 USD ($)
Schedule of Derivative Liability [Line Items]
Estimated warrant amount (in Shares) | shares	103,125,000	27,906,977	15,789,474	24,193,548	75,000,000
Fair value of warrants (in Dollars) | $	$ 478,285	$ 173,455	$ 85,213	$ 85,665	$ 128,417
Stock price [Member]
Schedule of Derivative Liability [Line Items]
Derivative liability	0.016	0.0215	0.019	0.0124	0.006
Exercise price [Member]
Schedule of Derivative Liability [Line Items]
Derivative liability	0.0152	0.0204	0.018	0.0118	0.057
Term (years) [Member]
Schedule of Derivative Liability [Line Items]
Derivative liability	2.5	2.5	2.5	2.5	2.5
Annual volatility [Member]
Schedule of Derivative Liability [Line Items]
Derivative liability	43.5	43.53	41.81	42.05	42.06
Risk free rate [Member]
Schedule of Derivative Liability [Line Items]
Derivative liability	3.61	3.5	3.89	3.93	3.9
Dividend yield [Member]
Schedule of Derivative Liability [Line Items]
Derivative liability	0	0	0	0	0